Common Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Repurchase program
Amount	$ 62,294	$ 52,827	$ 33,585
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Treasury Shares
Repurchase program
Amount	62,294	52,827	33,585
Common Shares
Common stockholders' equity, other disclosures
Voting rights	25%
Repurchase program
Number of shares acquired	1,276,000	1,235,000	887,000
Average cost per share	$ 48.82	$ 42.76	$ 37.86
Amount	$ 62,294	$ 52,827	$ 33,585
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, additional number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
Common Shares | 401(k)
Common stockholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury Shares
Common stockholders' equity, other disclosures
Shares reissued	286,211	241,954	147,414
Series A Common Shares
Common stockholders' equity, other disclosures
Voting rights	75%